Segment and Geographic Information and Significant Customers - Segment Profit to Income Before Income Taxes (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2013
Segment Reporting Information [Line Items]
Segment Revenues	[1]									$ 1,979,069		$ 1,987,085		$ 1,957,630
Total revenues		$ 504,119	$ 477,939	$ 475,059	$ 474,019	$ 502,314	$ 475,504	$ 475,653	$ 469,980	1,931,136	[1]	1,923,451	[1]	1,855,279	[1]
Segment profit										630,464		593,104		672,279
Corporate expenses and other, net										(136,792)		(128,563)		(135,300)
Acquisition-related revenues and costs of revenue adjustment										(45,163)		(59,479)		(93,679)
Non-cash stock based compensation										(176,776)		(192,964)		(159,325)
Amortization of intangible assets										(168,276)		(170,052)		(168,841)
Acquisition-related costs, net										(14,379)		(24,218)		(29,685)
Restructuring and other charges, net										(23,669)		(19,443)		(16,385)
Costs associated with IP collaboration agreements										(10,500)		(19,748)		(20,582)
Other income (expense), net										(135,381)		(133,657)		(145,162)
Income (loss) before income taxes										(80,472)		(155,020)		(96,680)
Healthcare
Segment Reporting Information [Line Items]
Segment Revenues	[1]									1,000,773		1,020,364		1,000,513
Segment profit										343,031		346,061		363,467
Mobile and Consumer
Segment Reporting Information [Line Items]
Segment Revenues	[1]									391,228		363,300		372,609
Segment profit										105,744		69,856		120,371
Enterprise
Segment Reporting Information [Line Items]
Segment Revenues	[1]									349,347		367,149		341,136
Segment profit										92,403		88,135		90,254
Imaging
Segment Reporting Information [Line Items]
Segment Revenues	[1]									237,721		236,272		243,372
Segment profit										89,286		89,052		98,187
Series of Individually Immaterial Business Acquisitions [Member]
Segment Reporting Information [Line Items]
Segment Revenues	[1]									$ (47,933)		$ (63,634)		$ (102,351)

[1]	Segment revenues differ from reported revenues due to certain revenue adjustments related to acquisitions that would otherwise have been recognized but for the purchase accounting treatment of the business combinations. Segment revenues also include revenue that the business would have otherwise recognized had we not acquired intellectual property and other assets from the same customer. These revenues are included to allow for more complete comparisons to the financial results of historical operations and in evaluating management performance.